Financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of classification of financial instruments

		12/31/2025		12/31/2024
Description	Note	Measured at amortized cost	Fair value through profit and loss (1)	Measured at amortized cost	Fair value through profit and loss (1)
Assets
Current
Cash and cash equivalents	5	6,214	—	45,918	—
Trade accounts receivable	6	—	1,392	—	11,584
Cash held as collateral	10	11,253		—	—
Non-current
Loan and accounts receivable from related parties	13	18,542	—	12,953	—
Cash held as collateral	10		—	12,686	—
		36,009	1,392	71,557	11,584

Liabilities
Current
Loans and export prepayment	15	127,334	—	61,596	—
Suppliers	14	49,524	—	32,627	—
Prepayment from customer	17	—	—	—	1,514
Accounts payable related parties		3,050	—	1,240	—
Non-current
Loans and export prepayment	15	13,199	—	112,003	—
Accounts payable related parties		5,653	—	—	—
		198,760	—	207,466	1,514
(1)	The Company measures certain financial assets and liabilities using Level 2 inputs, which are observable but not quoted in active markets.

Schedule of foreign Exchange rate risk

Description	12/31/2025
Canadian dollars
Cash and cash equivalents	7
Tax recoverable	784
Suppliers	(6,331)
Other current liabilities	(17)
(5,557)

United States dollar
Cash and cash equivalents	4,840
Trade accounts receivable	1,392
Cash held as collateral	11,253
Suppliers	(131)
Prepayment from customer	(5,062)
Interest on export prepayment agreement	(956)
Export prepayment agreement	(123,800)
(112,464)

Schedule of sensitivity analysis

	12/31/2025
Currency	Exchange rate	Probable scenario (1)	Scenario 1 (+/-10%)	Scenario 2 (+/-20%)
CAD (+)	4.0219	3.7686	4.1455	4.5223
CAD (-)	4.0219	3.7686	3.3917	3.0149
USD (+)	5.5024	5.1682	5.6850	6.2018
USD (-)	5.5024	5.1682	4.6514	4.1346

Schedule of effects on profit and loss

	12/31/2025
	Notional	Probable scenario (1)	Scenario 1	Scenario 2
Canadian dollar-denominated (+)	(5,557)	374	(166)	(615)
Canadian dollar-denominated (-)	(5,557)	374	1,032	1,856
U.S dollar-denominated (+)	(112,464)	7,272	(3,613)	(12,684)
U.S dollar-denominated (-)	(112,464)	7,272	20,576	37,207
(1)	Sensitivity analysis of the scenario probable was measured using as reference the exchange rate, published by the Central Bank of Brazil, on February 24, 2026.

Schedule of sensitivity analysis of interest rate variations

		Notional	Probable scenario (1)	Scenario 1	Scenario 2
Liabilities
Rate		15.00%	12.25%	13.48%	14.70%
BDMG	SELIC (+10% and +20%)	16,611	457	7	0

Rate		4.15%	4.27%	4.38%	4.48%
Export prepayment agreement	SOFR (+2.5% and +5.0%)	100,000	(121)	(228)	(335)
(1)	Sensitivity analysis of the probable scenario was measured using as reference the rates on February 23, 2026.

Schedule of contractual maturities of financial liabilities

Contractual obligations	Up to 1 year	1-3 years	4-5 years	More than 5 years	Total
Suppliers	49,524	—	—	—	49,524
Loans and export prepayment	128,047	6,956	5,992	373	141,368
Lease liabilities	1,214	705	501	381	2,801